Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 9 - INCOME TAX

The Company and its Israeli subsidiary are taxed under Israel tax laws:

A.	Tax rates

After the Company consummates its Net Operating Losses, the corporate tax rate applicable for the years 2020-2022, is 23%.

B.	Tax assessments

The Company and its subsidiary have tax assessments that are considered to be final through tax year 2017.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2022, CollPlant Biotechnologies Ltd. and CollPlant Ltd had approximately $21,075, and $66,339, respectively, of net carried forward tax losses which are available to be offset against future taxable income in future with no limited period of use.

D.	Deferred income taxes

	2022	2021
Deferred tax assets
Net operating loss carry forward	20,105	14,391
Research and development	1,736	1,280
Offering costs	230	-
Operating lease liabilities	670	830
Share-based compensation	349	-
Valuation of financial instruments	-	(6)
Total gross deferred tax assets	23,090	16,495
Less – valuation allowance	(22,466)	(15,816)

Deferred tax liabilities:
Operating lease assets	(624)	(679)
Net deferred tax assets	-	-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carried forward losses are expected to be available to be offset against taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

E.	Reconciliation of theoretical tax expenses to actual expenses

The primary difference between the statutory tax rate of the Company and the effective rate results virtually from the changes in valuation allowance in respect of carried forward tax losses for tax purposes and research and development expenses due to the uncertainty of the realization of such tax benefits.

F.	Uncertain tax positions

As of December 31, 2022 and 2021, the Company does not have a provision for uncertain tax positions.

G.	Roll forward of valuation allowance:

Balance at December 31, 2021	$15,816
Additions	6,650
Balance at December 31, 2022	$22,466